Organization and Nature of Operations	12 Months Ended
Dec. 31, 2017
Organization and Nature of Operations
Organization and Nature of Operations

1.Organization and Nature of Operations

(a)The Group

NetEase.com, Inc. was incorporated in the Cayman Islands on July 6, 1999 and changed its name to “NetEase, Inc.” (“the Company”) with effect from March 29, 2012. The Company has been listed on the Nasdaq National Market (now the Nasdaq Global Select Market) in the United States of America since July 2000. As of December 31, 2017, the Company has wholly-owned and majority-owned subsidiaries incorporated in countries and jurisdictions mainly in the People’s Republic of China (“PRC”), Hong Kong, Cayman Islands and British Virgin Islands (“BVI”). The Company also effectively controls a number of variable interest entities (“VIEs”) for which the Company is the primary beneficiary. The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”. The major subsidiaries and VIEs through which the Company conducts its business operations as of December 31, 2017 are described below:

Major Subsidiaries	Place and year of Incorporation
NetEase Information Technology (Beijing) Co., Ltd. (“NetEase Beijing”)	Beijing, China 1999
Guangzhou Boguan Telecommunication Technology Co., Ltd. (“Boguan”)	Guangzhou, China 2003
NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China 2006
NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China 2006
Hangzhou Langhe Technology Co., Ltd. (“Hangzhou Langhe”)	Hangzhou, China 2009
Lede Technology Co., Ltd. (“Lede Technology”)	Beijing, China 2011
NetEase Media Technology (Beijing) Co., Ltd. (“Media Beijing”)	Beijing, China 2012
HQG, Limited (“HQG”)	Hong Kong, China 2014
Hangzhou Youmai Technology Co., Ltd. (“Hangzhou Youmai”)	Hangzhou, China 2014
Tianjin Wang Zhi Yi Innovation and Technology Co., Ltd. (“Tianjin Technology”)	Tianjin, China 2015
Hangzhou Netease Yanxuan Trading Co., Ltd. (“Hangzhou Yanxuan”)	Hangzhou, China 2016

Major VIEs and VIEs’ subsidiaries	Place and year of Incorporation
Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China 1997
Beijing NetEase Media Co., Ltd. (previously named “Beijing Guangyitong Advertising Co., Ltd.”) (“NetEase Advertising”)	Beijing, China 1999
Shanghai EaseNet Network Technology Co., Ltd. (“Shanghai EaseNet”)	Shanghai, China 2008
StormNet Information Technology (Hong Kong) Limited (“StormNet IT HK”)	Hong Kong, China 2008
StormNet Information Technology (Shanghai) Co., Ltd. (“StormNet IT SH”)	Shanghai, China 2008
Hangzhou NetEase Leihuo Network Co., Ltd. (“HZ Leihuo”)	Hangzhou, China 2009
Wangyibao Co., Ltd. (“Wangyibao Company”)	Hangzhou, China 2010

Guangzhou NetEase, a principal VIE of the Company, was incorporated in June 1997 in China and owned by William Lei Ding, or Mr. Ding, the Company’s Chief Executive Officer, director and major shareholder, and another Chinese employee of the Group. It is responsible for providing online game, e-mail and other value-added telecommunication services.

NetEase Advertising, owned by Mr. Ding and another Chinese employee of the Group, was incorporated in November 1999 in China. NetEase Advertising operates the Company’s portal business.

HZ Leihuo was incorporated in April 2009 in China by two Chinese employees of the Group and currently operates the Company’s mobile game business.

Wangyibao Company was incorporated in July 2010 in China as a wholly-owned subsidiary of Guangzhou NetEase for the purpose of operating the Wangyibao online payment platform of the Company to facilitate e-payments by online game or other services customers to the Company.

In addition, Shanghai EaseNet is a PRC company owned by Mr. Ding, and has contractual arrangements with the joint venture established between, and owned equally by, Blizzard Entertainment, Inc. (“Blizzard”) and the Company, and with the Company. The joint venture was established concurrently with the licensing of certain online games in August 2008 and provides technical services to Shanghai EaseNet. The joint venture currently consists of two companies, StormNet IT HK and its wholly-owned subsidiary StormNet IT SH.

The following combined financial information of the Group’s VIEs was included in the accompanying consolidated financial statements of the Group as follows:

	December 31,	December 31,
	2016	2017
	RMB	RMB
Total assets	10,631,045	9,729,718
Total liabilities	9,971,110	8,897,521

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenues	19,819,474	31,043,737	40,584,251
Net income	343,942	448,771	357,163

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	931,049	1,736,702	(124,670)
Net cash (used in)/provided by investing activities	(327,330)	(270,733)	122,286
Net cash (used in)/provided by financing activities	(89,996)	(57,000)	4,000

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs, except for the registered capital of the VIEs amounting to approximately RMB533.2 million and RMB536.2 million, respectively, as of December 31, 2016 and 2017, as well as certain non-distributable statutory reserves amounting to approximately RMB21.3 million and RMB27.2 million, respectively, as of December 31, 2016 and 2017.  As the respective VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs.

Currently, there are certain contractual arrangements between the Company and several of its VIEs which require the Company to provide additional financial support or guarantees to its VIEs, where necessary. Please see Note 1(b) for additional information.

There is no entity in the Company’s group for which the Company has a variable interest but is not the primary beneficiary as of December 31, 2017.

(b)Nature of operations

The Group generates revenues from providing online game services, e-commerce, advertising services, and e-mail and other services.

The industry in which the Group operates is subject to a number of industry-specific risk factors, including, but not limited to, rapidly changing technologies; government regulations of the Internet, online game and e-commerce industry in China; significant numbers of new entrants; dependence on key individuals; competition of similar services from larger companies; customer preferences; and the need for the continued successful development, marketing and selling of its services.

VIE Arrangements with Guangzhou NetEase, NetEase Advertising, HZ Leihuo, and Shanghai EaseNet

The Group conducts its business mainly in China. The Chinese government regulates Internet access, telecommunications services, the distribution of news and other information and the provision of commerce through strict business licensing requirements and other governmental regulations, which include, among others, those restricting foreign ownership in Chinese companies providing Internet advertising and other Internet or telecommunications value-added services. To comply with the existing Chinese laws and regulations, the Company and certain of its subsidiaries have entered into a series of contractual arrangements with its principal VIEs with respect to the operation of the NetEase websites, operation of self-developed and licensed online and mobile games, Internet content and wireless value-added services, as well as the provision of advertising services.  Our major VIEs include:

(1) Guangzhou NetEase (owned by Mr. Ding and a Chinese employee of the Group, (together referred as “the VIE shareholders”)),

(2) NetEase Advertising (owned by Mr. Ding and another Chinese employee of the Group*),

(3) HZ Leihuo (owned by two employees of the Group), and

(4) Shanghai EaseNet (owned by Mr. Ding).

Based on the agreements with these VIEs, the Company’s subsidiaries NetEase Beijing, Media Beijing, Boguan and NetEase Hangzhou provided technical consulting and related services to these VIEs. In 2012, these agreements were replaced with the following new cooperative agreements to reflect a change in the tax rules in China which resulted in the Company’s business in China becoming subject to a value-added tax instead of a business tax. The principal agreements that transfer economic benefits of Guangzhou NetEase and NetEase Advertising to the Company and its subsidiaries are:

•

Cooperative agreements with Guangzhou NetEase — under these agreements, the Company’s subsidiaries NetEase Beijing, Boguan and NetEase Hangzhou provide various technical consulting and related services to Guangzhou NetEase in exchange for substantially all of Guangzhou NetEase’s net profits.

•

Cooperative agreements with NetEase Advertising — under these agreements, NetEase Beijing until October 2013, and Media Beijing from October 2013 onwards, provide various technical consulting and related services in exchange for substantially all of NetEase Advertising’s profits.

Each cooperative agreement will remain in effect indefinitely unless any one of the contract parties terminates such agreement by written notice or otherwise required by law.

The principal agreements that provide the Company and its subsidiaries effective control over Guangzhou NetEase are:

•

Shareholder Voting Rights Trust Agreement among the VIE shareholders and NetEase Beijing. Each of the VIE shareholders irrevocably appoints NetEase Beijing to represent him to exercise all the voting rights to which he is entitled as a shareholder of Guangzhou NetEase. The term of this agreement was 10 years from May 12, 2000, which was extended on June 10, 2011 with a term of 20 years from May 12, 2010.

•

Letter of Agreement. Each of the VIE shareholders have agreed that any amendments to be made to the agreements to which the Company, NetEase Beijing and/or their respective affiliates is a party, on the one hand, and any of their variable interest entities and/or the shareholders of such entities, on the other hand, shall be subject to the approval by the vote of a majority of the Board of the Company, excluding the vote of Mr. Ding. The VIE shareholders have also agreed that, if any amendments to the above mentioned agreements require a vote of the shareholders of NetEase or Guangzhou NetEase, as applicable, both of them will vote in their capacity as direct or indirect shareholders of these companies to act based upon the instructions of the Company’s Board. The term of this agreement is 20 years from May 12, 2010.

•

Other Governance Arrangements. The parties have agreed that upon NetEase’s determination and at any time when NetEase Beijing or its affiliates are able to obtain approval to invest in and operate all or any part of any business operated by Guangzhou NetEase, NetEase Beijing or its affiliates may acquire all or any part of the assets or equity interests of Guangzhou NetEase, to the extent permitted by Chinese law.

*   In November 2015, Guangzhou NetEase transferred its 80.0% interest in NetEase Advertising to Mr. Ding (79.0%) and one Chinese employee of the Group (1.0%). As a result of this transfer, Mr. Ding and that employee of the Group own 99.0% and 1.0% of the equity interest in NetEase Advertising, respectively.

The principal agreements that provide the Company and its subsidiaries effective control over NetEase Advertising are:

•

Operating Agreement among Media Beijing, NetEase Advertising and the VIE shareholders of NetEase Advertising. To ensure the successful performance of the various agreements between the parties, NetEase Advertising and its VIE shareholders have agreed that, except for transactions in the ordinary course of business, NetEase Advertising will not enter into any transaction that would materially affect the assets, liabilities, rights or operations of NetEase Advertising without the prior written consent of Media Beijing. Media Beijing has also agreed that it will provide performance guarantees and, at Media Beijing’s discretion, guarantee loans for working capital purposes to the extent required by NetEase Advertising for its operations. Furthermore, the VIE shareholders of NetEase Advertising have agreed that, upon instruction from Media Beijing, they will appoint NetEase Advertising’s board members, president, chief financial officer and other senior executive officers. The term of this agreement is 20 years from November 30, 2015 and can be extended with the written consent of Media Beijing.

•

Shareholder Voting Rights Trust Agreement among Media Beijing and the VIE Shareholders of NetEase Advertising. Under these agreements, each dated November 30, 2015, each of the VIE shareholders agreed to irrevocably entrust a person designated by Media Beijing to represent him to exercise all the voting rights and other shareholders’ rights to which he is entitled as a shareholder of NetEase Advertising. Each agreement shall remain effective for as long as the VIE shareholder remains a shareholder of NetEase Advertising unless Media Beijing unilaterally terminates the agreement by written notice.

•

Exclusive Purchase Option Agreements among Media Beijing, NetEase Advertising and the VIE shareholders of NetEase Advertising. Under the Exclusive Purchase Option Agreements, each dated November 30, 2015, each of the VIE shareholders has granted Media Beijing an option to purchase all or a portion of his equity interest in NetEase Advertising at a price equal to the original paid-in capital paid by the VIE shareholder.  In addition, NetEase Advertising has granted Media Beijing an option under the Exclusive Purchase Option Agreements to purchase all or a portion of the assets held by NetEase Advertising or its subsidiaries at a price equal to the net book value of such assets. Each of NetEase Advertising and the VIE shareholders of NetEase Advertising agrees not to transfer, mortgage or permit any security interest to be created on any equity interest in or assets of NetEase Advertising without the prior written consent of Media Beijing. Each Exclusive Purchase Option Agreement shall remain in effect until all of the equity interests in or assets of NetEase Advertising have been acquired by Media Beijing or its designee or until Media Beijing unilaterally terminates the agreement by written notice.

The principal agreements that provide the Company and its subsidiaries effective control over HZ Leihuo are:

•

Operating Agreement among NetEase Hangzhou, HZ Leihuo and the VIE shareholders of HZ Leihuo. To ensure the successful performance of the various agreements between the parties, HZ Leihuo and its VIE shareholders have agreed that, except for transactions in the ordinary course of business, HZ Leihuo will not enter into any transaction that would materially affect the assets, liabilities, rights or operations of HZ Leihuo without the prior written consent of NetEase Hangzhou.  NetEase Hangzhou has also agreed that it will provide performance guarantees and, at NetEase Hangzhou’s discretion, guarantee loans for working capital purposes to the extent required by HZ Leihuo for its operations.  Furthermore, the VIE shareholders of HZ Leihuo have agreed that, upon instruction from NetEase Hangzhou, they will appoint HZ Leihuo’s board members, president, chief financial officer and other senior executive officers.  The term of this agreement is 20 years from December 1, 2015 and can be extended with the written consent of NetEase Hangzhou.

•

Cooperation Agreement between NetEase Hangzhou and HZ Leihuo.  Under this agreement, starting from January 1, 2010, NetEase Hangzhou agreed to provide various technical consulting and related services to HZ Leihuo in exchange for a monthly service fee paid by HZ Leihuo. The agreement will continue to be effective unless it is terminated by written notice of NetEase Hangzhou or, in case of a material breach of the agreement, it is terminated by written notice of the non-breaching party.

•

Shareholder Voting Rights Trust Agreement among NetEase Hangzhou and the VIE shareholders of HZ Leihuo.  Under these agreements, each dated December 1, 2015, each of the VIE shareholders of HZ Leihuo has agreed to irrevocably entrust a person designated by NetEase Hangzhou to represent him to exercise all the voting rights and other shareholders’ rights to which he is entitled as a shareholder of HZ Leihuo. Each agreement shall remain effective for as long as the VIE shareholder remains a shareholder of HZ Leihuo unless NetEase Hangzhou unilaterally terminates the agreement by written notice.

•

Exclusive Purchase Option Agreements among NetEase Hangzhou, HZ Leihuo and the VIE shareholders of HZ Leihuo.  Under the Exclusive Purchase Option Agreements, each dated December 1, 2015, each of VIE shareholders of HZ Leihuo has granted NetEase Hangzhou an option to purchase all or a portion of his equity interest in HZ Leihuo at a price equal to the original paid-in capital paid by the ultimate shareholder.   In addition, HZ Leihuo has granted NetEase Hangzhou an option to purchase all or a portion of the assets held by HZ Leihuo or its subsidiaries at a price equal to the net book value of such assets.  Each of HZ Leihuo and the VIE shareholders of HZ Leihuo agrees not to transfer, mortgage or permit any security interest to be created on any equity interest in or assets of HZ Leihuo without the prior written consent of NetEase Hangzhou. Each Exclusive Purchase Option Agreement shall remain in effect until all of the equity interests in or assets of HZ Leihuo have been acquired by NetEase Hangzhou or its designee or until NetEase Hangzhou unilaterally terminates the agreement by written notice.

The Joint Venture

In addition to the foregoing, in connection with the licensing of certain online games by Blizzard to Shanghai EaseNet for operation in the PRC, there are certain contractual arrangements among Shanghai EaseNet, the joint venture established between Blizzard and the Company, and the Company.

StormNet IT HK, StormNet IT SH and Shanghai EaseNet (collectively referred to as the “JV Group”) are variable interest entities as equity investment at risk is not sufficient to permit the JV Group to finance its activities without additional subordinated financial support provided by any parties.  Due to the restriction on the disposition of their respective shares in the joint venture, Blizzard and NetEase are considered related parties for purposes of identifying which party is the primary beneficiary under ASC 810.  Since the aggregate variable interests held by Blizzard and NetEase would, if held by a single party, identify that party as the primary beneficiary, either Blizzard or NetEase will be the primary beneficiary. Based on the assessment of all relevant facts and circumstances, the Company determined that NetEase is most closely associated with the JV Group and therefore is the primary beneficiary.  As a result, the JV Group’s results of operations, assets and liabilities have been included in the Company’s consolidated financial statements.

The Company conducts substantially all of its business through the various VIEs discussed above and their subsidiaries, and therefore these companies directly affect the Company’s financial performance and cash flows.  As discussed below, if the Chinese government determines the VIE agreements do not comply with applicable laws and regulations and requires the Company to restructure its operations entirely or discontinue all or any portion of its business, or if the uncertainties in the PRC legal system limit the Group’s ability to enforce these contractual agreements, the Group’s business operations will be significantly disrupted and the Group might be unable to consolidate these companies in the future.  In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with its VIEs is remote.

Risks related to the VIE arrangements

The Company believes that its contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable.  Mr. Ding, who is the major shareholder of Guangzhou NetEase, and is in turn the major shareholder of Wangyibao Company, and of Shanghai EaseNet, NetEase Advertising and Youdao Computer, is the largest shareholder of the Company.  He therefore has no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if Mr. Ding were to reduce his interest in the Company, his interests may diverge from that of the Company and that may potentially increase the risk that he would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. If the VIEs or their respective shareholder fail to perform their respective obligations under the current contractual arrangements, the Company may have to incur substantial costs and expend significant resources to enforce those arrangements and rely on legal remedies under Chinese laws. The Chinese laws, rules and regulations are relatively new, and because of the limited volume of published decisions and their non-binding nature, the interpretation and enforcement of these laws, rules and regulations involve substantial uncertainties. These uncertainties may impede the ability of the Company to enforce these contractual arrangements, or suffer significant delay or other obstacles in the process of enforcing these contractual arrangements and materially and adversely affect the results of operations and the financial position of the Company.

In addition, many Chinese regulations are subject to extensive interpretive powers of governmental agencies and commissions, and there are substantial uncertainties regarding the interpretation and application of current and future Chinese laws and regulations.  Accordingly, the Company cannot be assured that Chinese regulatory authorities will not ultimately take a contrary view to its belief and will not take action to prohibit or restrict its business activities.  The relevant regulatory authorities would have broad discretion in dealing with any deemed violations which may adversely impact the financial statements, operations and cash flows of the Company (including the restriction on the Company to carry out the business). It is unclear, however, how such restructuring could impact the Company’s business and operating results, as the Chinese government has not yet found any such contractual arrangements non-compliant. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could potentially:

•	revoke the Group’s business and operating licenses;
•	require the Group to discontinue or restrict operations;
•	restrict the Group’s right to collect revenues;
•	block the Group’s websites;
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require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or
•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, its subsidiaries or the VIEs.